STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
STOCKHOLDERS DEFICIT
8. STOCKHOLDERS' DEFICIT

Preferred Stock

Series A Preferred Stock

On January 25, 2019, the Board of Directors of the Company approved a resolution to increase the number of authorized preferred shares to 20,000,000 shares.

In March 2015, the Company filed with the State of Nevada a Certificate of Designation establishing the designations, preferences, limitations and relative rights of 1,000,000 shares of the Company's Series A preferred stock.  Holders of the Series A preferred stock have the right to vote in aggregate, on all shareholder matters equal to 1,000 votes per share of Series A preferred stock.  The shares of Series A preferred stock are not convertible into shares of common stock.

The Company has 1,000,000 shares of Series A preferred stock authorized, with 500,000 shares issued and outstanding as of September 30, 2020 and June 30, 2020, which were to members of the Company’s Board of Directors in consideration for services.

Series B Preferred Stock

On December 21, 2015, the Company filed a Certificate of Designation for a new Series B convertible preferred stock with the State of Nevada following approval by the board of directors of the Company. Five Hundred Thousand (500,000) shares of the Company's authorized preferred stock are designated as the Series B convertible preferred stock, par value of $0.001 per share and with a stated value of $0.001 per share (the "Stated Value"). Holders of Series B preferred stock shall be entitled to receive dividends, when and as declared by the Board of Directors out of funds legally available therefor. At any time and from time to time after the issuance of shares of the Series B preferred stock, each issued share of Series B preferred stock is convertible into 100 shares of the Company’s common stock.  The holders of the Series B preferred stock shall have the right to vote together with holders of common stock, on an as "converted basis", on any matter that the Company's shareholders may be entitled to vote on, either by written consent or by proxy. Upon any liquidation, dissolution or winding-up of the Company, the holders of the Series B preferred stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series B preferred stock an amount equal to the Stated Value, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any junior securities.

The Company has 500,000 shares of Series B preferred stock authorized, with 430,000 shares issued and outstanding as of September 30, 2020 and June 30, 2020.

Steve Rubakh, President of the Company, is issued shares of Series B preferred stock as part of his compensation arrangement.  The number of shares issued, generally on a quarterly basis, is at the discretion of the Board of Directors.  No shares of Series B preferred stock were issued to Mr. Rubakh during the three months ended September 30, 2020 and 2019..

Common Stock

On August 13, 2020, the Board of Directors of the Company approved a resolution to increase the number of authorized common shares to 750,000,000.  The Company had 116,506,895 and 103,164,460 shares issued and outstanding as of September 30, 2020 and June 30, 2020, respectively.

During the three months ended September 30, 2020, the Company issued a total of 13,342,435 shares of its common stock in conversion of $164,000 note principal, $8,867 accrued interest payable,  and $3,000 in fees, resulting in the extinguishment of derivative liabilities totaling $70,296.  No gain or loss was recorded as the conversions were completed within the terms of the debt agreements.

During the three months ended September 30, 2019, the Company issued a total of 10,210,487 shares of its common stock: 5,000,000 shares valued at $399,900 were issued pursuant to a Series B preferred stock Exchange Agreement entered into on May 21, 2019 and a total of 5,210,487 shares were issued valued at $272,695 were issued in conversion of $263,000 note principal, $2,150 accrued interest payable, and loss on conversion of debt of $7,545, resulting in the extinguishment of derivative liabilities totaling $115,275.

Preferred Stock

Series A Preferred Stock

In March 2015, the Company filed with the State of Nevada a Certificate of Designation establishing the designations, preferences, limitations and relative rights of 1,000,000 shares of the Company's Series A preferred stock.Holders of the Series A preferred stock have the right to vote in aggregate, on all shareholder matters equal to 1,000 votes per share of Series A preferred stock.The shares of Series A preferred stock are not convertible into shares of common stock.

The Company has 1,000,000 shares of Series A preferred stock authorized, with 500,000 shares issued and outstanding as of June 30, 2020 and 2019, which were issued in March 2015 to members of the Company’s Board of Directors in consideration for services.

Series B Preferred Stock

On December 21, 2015, the Company filed a Certificate of Designation for a new Series B convertible preferred stock with the State of Nevada following approval by the board of directors of the Company. Five Hundred Thousand (500,000) shares of the Company's authorized preferred stock are designated as the Series B convertible preferred stock, par value of $0.001 per share and with a stated value of $0.001 per share (the "Stated Value"). Holders of Series B preferred stock shall be entitled to receive dividends, when and as declared by the Board of Directors out of funds legally available therefor. At any time and from time to time after the issuance of shares of the Series B preferred stock, each issued share of Series B preferred stock is convertible into 100 shares of the Company’s common stock.The holders of the Series B preferred stock shall have the right to vote together with holders of common stock, on an as "converted basis", on any matter that the Company's shareholders may be entitled to vote on, either by written consent or by proxy. Upon any liquidation, dissolution or winding-up of the Company, the holders of the Series B preferred stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series B preferred stock an amount equal to the Stated Value, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any junior securities.

The Company has 500,000 shares of Series B preferred stock authorized, with 430,000 and 300,000 shares issued and outstanding as of June 30, 2020 and 2019, respectively.

During the years ended June 30, 2020 and 2019, the Board of Directors authorized the issuance to Steve Rubakh of a total of 100,000 and 70,000 shares of Series B preferred stock, respectively, as part of his compensation package.Stock-based compensation – related party of $120,000 and $1,312,000 was recorded for the years ended June 30, 2020 and 2019, respectively, based on the market price of the Company’s common stock on an “as converted to common” basis.

On February 27, 2020, Mr. Rubakh returned 3,000,000 shares of the Company’s common stock and was issued 30,000 shares of the Company’s Series B preferred stock.The common shares returned were previously issued to Mr. Rubakh in conversion of 30,000 shares of Series B preferred stock.The common shares were canceled, and the transaction was recorded at the par value of the common and Series B preferred stock.

As discussed in Note 5, on August 2, 2018, the Company entered into an Asset Purchase Agreement for the purchase of 182 cryptocurrency mining machines. As consideration for the purchase of the machines, the Company issued 38,018 shares of its Series B convertible preferred stock, valued on an “as converted to common” basis at an aggregate of $3,801,800.Because a portion of the machines were defective, a total of 1,800 shares of Series B preferred stock originally issued pursuant to the Asset Purchase Agreement were returned to the Company and cancelled.In February 2019, an additional 1,200 shares of Series B preferred stock originally issued pursuant to the Asset Purchase Agreement were returned to the Company and cancelled.

On October 25, 2017, four investors entered into subscription agreements for the purchase of a total of 16,000 shares of Series B preferred stock for cash at $10 per share.Of the shares, 12,500 shares were issued for cash of $125,000 and a stock subscription payable of $35,000 was recorded for the other 3,500 shares.On January 9, 2019, the 3,500 shares of Series B preferred stock were issued for stock subscriptions payable of $35,000.

During the year ended June 30, 2019, a total of 97,684 shares of Series B preferred stock were converted into 9,768,400 shares of common stock, including 30,000 shares converted by Mr. Rubakh into 3,000,000 shares of common stock of the Company.The Company recorded the conversions at $9,768, the par value of the common stock issued.

During the year ended June 30, 2019, a total of 3,000 shares of Series B preferred stock, valued at par value of $3, were returned to the Company and cancelled.

As discussed in Note 6, on May 21, 2019, the Company and digiMine entered into a Preferred Stock Exchange Agreement pursuant to which digiMine agreed to surrender 20,000 shares of the Company’s Series B preferred stock held by it and terminate its rights under the Security and Pledge Agreement, dated April 30, 2018, in exchange for 10,000,000 shares the Company’s common stock, which are to be issued in ten tranches of 1,000,000 shares each.The unissued common shares were valued at $1,650,000 and the Company recorded a derivative liability and corresponding loss on exchange of Series B preferred stock for this amount.As a result of the Preferred Stock Exchange Agreement and prior conversions by digiMine of Series B preferred stock into common stock, derivative liabilities of $764,800 were settled.During the year ended June 30, 2020, a total of 8,000,000 shares of the Company’s common stock valued at $479,800 were issued and during the year ended June 30, 2019, a total of 2,000,000 shares of the Company’s common stock valued at $285,000 were issued.As a result, the Preferred Stock Exchange Agreement was extinguished, and the associated derivative liability settled.

Common Stock

On January 25, 2019, the Board of Directors of the Company approved a resolution to increase the number of authorized common shares to 250,000,000.The Company had 103,164,460 and 29,824,187 shares issued and outstanding as of June 30, 2020 and 2019, respectively.

During the year ended June 30, 2020, the Company issued a total of 76,340,273 shares of its common stock:8,000,000 shares valued at $479,800 were issued pursuant to a Preferred Stock Asset Agreement entered into on May 21, 2019 (see Note 6) and a total of 68,340,273 shares valued at $999,479 were issued in conversion of $944,192 note principal, $43,695 accrued interest payable, $7,000 in fees and loss on conversion of debt of $4,592, resulting in the extinguishment of derivative liabilities totaling $461,236.

In addition, as discussed above, Mr. Rubakh returned 3,000,000 shares of the Company’s common stock and was issued 30,000 shares of the Company’s Series B preferred stock.The common shares returned were previously issued to Mr. Rubakh in conversion of 30,000 shares of Series B preferred stock.The common shares were canceled, and the transaction was recorded at the par value of the common and Series B preferred stock.

During the year ended June 30, 2019, the Company issued a total of 20,860,084 shares of its common stock:

a total of 220,000 shares of common stock, valued at $82,057, based on the closing market price of stock on the date of grant, were issued to a consultants; a total of 150,000 shares of common stock valued at $53,250, based on the closing market price of stock on the date of grant, were issued to two lenders as loan fees (See Note 8); and a total of 4,950,000 shares of common stock were issued to a lender in the cashless exercise of warrants and recorded at par value of $4,950, resulting in the extinguishment of derivative liabilities of $772,751; a total of 2,000,000 shares of common stock valued at $285,000 were issued pursuant to a Preferred Stock Exchange Agreement (Note 6); a total of 9,768,400 shares of common stock were issued in the conversion of 97,684 shares of Series B preferred stock and recorded at par value of $9,670;a total of 3,771,684 shares of common stock were issued in the conversion of notes payable principal of $242,400 and accrued interest of $15,367, resulting in the extinguishment of derivative liabilities totaling $95,755. No gain or loss was recorded on these transactions as the conversions and issuances of shares were completed within the terms of the related agreements.

In August 2018, the Company received proceeds of $25,000 from a common stock subscription.Because of the existence of a tainted equity environment, the stock subscription has been recorded as a derivative and revalued at each reporting date